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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2007
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                                --------------
This Amendment (Check only one):  [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Van Wagoner Capital Management, Inc.
Address:  Three Embarcadero Center, Suite 1120
          San Francisco, CA  94111

Form 13F File Number:  28-6388

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Garrett R. Van Wagoner
Title:    President
Phone:    (415) 835-5000

Signature, Place, and Date of Signing:


/s/ Garrett R. Van Wagoner             San Francisco, CA          July 17, 2007
--------------------------------------------------------------------------------
Garrett R. Van Wagoner                    City, State                  Date


Report Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                      0
                                              ---------------

Form 13F Information Table Entry Total:                76
                                              ---------------

Form 13F Information Table Value Total:           $62,947
                                              ---------------
                                                (thousands)



List of Other Included Managers:  NONE

Page 1 of 4                                                             06/30/07

                                                     FORM 13F INFORMATION TABLE

                                      Name of Reporting Manager: Van Wagoner Capital Management, Inc.
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

A R M HLDG                COMMON     04206810       665      76,000 SH        SOLE                              76,000
------------------------------------------------------------------------------------------------------------------------------------
ACME PACKET               COMMON    004764106       649      56,500 SH        SOLE                              56,500
------------------------------------------------------------------------------------------------------------------------------------
AIRSPAN NTWRKS            COMMON    00950H102       753     207,500 SH        SOLE                             207,500
------------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECH               COMMON    00971T101       535      11,000 SH        SOLE                              11,000
------------------------------------------------------------------------------------------------------------------------------------
ALLOT COMM                COMMON    M0854Q105       128      18,753 SH        SOLE                              18,753
------------------------------------------------------------------------------------------------------------------------------------
ALVARION LTD              COMMON    M0861T100       185      19,807 SH        SOLE                              19,807
------------------------------------------------------------------------------------------------------------------------------------
ANADIGICS                 COMMON    032515108       724      52,500 SH        SOLE                              52,500
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MICRO             COMMON    03822W109       425     170,000 SH        SOLE                             170,000
------------------------------------------------------------------------------------------------------------------------------------
ARRIS GROUP               COMMON    04269Q100       932      53,000 SH        SOLE                              53,000
------------------------------------------------------------------------------------------------------------------------------------
ARUBA NETWORKS            COMMON    043176106       332      16,500 SH        SOLE                              16,500
------------------------------------------------------------------------------------------------------------------------------------
ASIAINFO HLDGS            COMMON    04518A104     1,106     114,000 SH        SOLE                             114,000
------------------------------------------------------------------------------------------------------------------------------------
ATHEROS COMM              COMMON    04743P108     1,110      36,000 SH        SOLE                              36,000
------------------------------------------------------------------------------------------------------------------------------------
AVANEX CORP               COMMON    05348W109     1,152     640,000 SH        SOLE                             640,000
------------------------------------------------------------------------------------------------------------------------------------
BIGBAND NETWRKS           COMMON    089750509       570      43,500 SH        SOLE                              43,500
------------------------------------------------------------------------------------------------------------------------------------
BOOKHAM TECH              COMMON    09856E105       563     250,000 SH        SOLE                             250,000
------------------------------------------------------------------------------------------------------------------------------------
BROCADE COMM              COMMON    111621306       704      90,000 SH        SOLE                              90,000
------------------------------------------------------------------------------------------------------------------------------------
C COR NET                 COMMON    125010108     1,062      75,500 SH        SOLE                              75,500
------------------------------------------------------------------------------------------------------------------------------------
CHINA GRENTECH            COMMON    16938P107       816      61,000 SH        SOLE                              61,000
------------------------------------------------------------------------------------------------------------------------------------
CIENA CORP                COMMON    171779309     1,102      30,500 SH        SOLE                              30,500
------------------------------------------------------------------------------------------------------------------------------------
COGENT COMM GRP           COMMON    19239V302       538      18,000 SH        SOLE                              18,000
------------------------------------------------------------------------------------------------------------------------------------

Page 2 of 4                                                             06/30/07

                                                     FORM 13F INFORMATION TABLE

                                      Name of Reporting Manager: Van Wagoner Capital Management, Inc.
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

COMMVAULT SYS             COMMON    204166102    13,791     802,758 SH        SOLE                             802,758
------------------------------------------------------------------------------------------------------------------------------------
COMTECH GROUP             COMMON    205821200       627      38,000 SH        SOLE                              38,000
------------------------------------------------------------------------------------------------------------------------------------
DATA DOMAIN               COMMON    23767P109        23       1,000 SH        SOLE                               1,000
------------------------------------------------------------------------------------------------------------------------------------
DIGITAL RIVER             COMMON    25388B104       667      14,750 SH        SOLE                              14,750
------------------------------------------------------------------------------------------------------------------------------------
EMCORE                    COMMON    290846104     1,131     207,500 SH        SOLE                             207,500
------------------------------------------------------------------------------------------------------------------------------------
EQUINIX                   COMMON    29444U502       709       7,750 SH        SOLE                               7,750
------------------------------------------------------------------------------------------------------------------------------------
EXFO ELECTRO              COMMON    302043104       803     115,000 SH        SOLE                             115,000
------------------------------------------------------------------------------------------------------------------------------------
F5 NETWORKS               COMMON    315616102     1,149      14,250 SH        SOLE                              14,250
------------------------------------------------------------------------------------------------------------------------------------
FINISAR COM               COMMON    31787A101       832     220,000 SH        SOLE                             220,000
------------------------------------------------------------------------------------------------------------------------------------
FORMFACTOR                COMMON    346375108       555      14,500 SH        SOLE                              14,500
------------------------------------------------------------------------------------------------------------------------------------
FOUNDRY NET               COMMON    35063R100     1,091      65,500 SH        SOLE                              65,500
------------------------------------------------------------------------------------------------------------------------------------
GIGAMEDIA LTD             COMMON    Y2711Y104     1,166      86,500 SH        SOLE                              86,500
------------------------------------------------------------------------------------------------------------------------------------
INTERCTIVE INTELL         COMMON    45839M103       795      38,600 SH        SOLE                              38,600
------------------------------------------------------------------------------------------------------------------------------------
INTERDIGITAL COMM         COMMON    45866A105       475      14,750 SH        SOLE                              14,750
------------------------------------------------------------------------------------------------------------------------------------
INTERNAP NET              COMMON    45885A300     1,233      85,500 SH        SOLE                              85,500
------------------------------------------------------------------------------------------------------------------------------------
ISILON SYS                COMMON    46432L104       686      44,500 SH        SOLE                              44,500
------------------------------------------------------------------------------------------------------------------------------------
LIMELIGHT NTWRKS          COMMON    53261M104       247      12,500 SH        SOLE                              12,500
------------------------------------------------------------------------------------------------------------------------------------
MINDSPEED TECH            COMMON    602682106       793     359,000 SH        SOLE                             359,000
------------------------------------------------------------------------------------------------------------------------------------
MIPS TECH                 COMMON    604567107       699      79,500 SH        SOLE                              79,500
------------------------------------------------------------------------------------------------------------------------------------
NAVISITE INC              COMMON    63935M208       287      37,815 SH        SOLE                              37,815
------------------------------------------------------------------------------------------------------------------------------------

Page 3 of 4                                                             06/30/07

                                                     FORM 13F INFORMATION TABLE

                                      Name of Reporting Manager: Van Wagoner Capital Management, Inc.
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

NETLIST INC               COMMON    64118P109       336      96,073 SH        SOLE                              96,073
------------------------------------------------------------------------------------------------------------------------------------
NETLOGIC MICRO            COMMON    64118B100     1,019      32,000 SH        SOLE                              32,000
------------------------------------------------------------------------------------------------------------------------------------
NUANCE COMM               COMMON    67020Y100       351      21,000 SH        SOLE                              21,000
------------------------------------------------------------------------------------------------------------------------------------
OPLINK COMM               COMMON    68375Q403       356      23,766 SH        SOLE                              23,766
------------------------------------------------------------------------------------------------------------------------------------
OPNEXT INC                COMMON    68375V105     1,092      82,500 SH        SOLE                              82,500
------------------------------------------------------------------------------------------------------------------------------------
OPTIUM CORP               COMMON    68402T107       759      60,000 SH        SOLE                              60,000
------------------------------------------------------------------------------------------------------------------------------------
P L X TECH                COMMON    693417107     1,108      99,300 SH        SOLE                              99,300
------------------------------------------------------------------------------------------------------------------------------------
P M C-SIERRA              COMMON    69344F106       773     100,000 SH        SOLE                             100,000
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX TECH              COMMON    719153108       653      77,500 SH        SOLE                              77,500
------------------------------------------------------------------------------------------------------------------------------------
PRICELINE COM             COMMON    741503403       584       8,500 SH        SOLE                               8,500
------------------------------------------------------------------------------------------------------------------------------------
RIVERBED TECH             COMMON    768573107       745      17,000 SH        SOLE                              17,000
------------------------------------------------------------------------------------------------------------------------------------
SAVVIS COMM               COMMON    805423308       495      10,000 SH        SOLE                              10,000
------------------------------------------------------------------------------------------------------------------------------------
SMITH MICRN SFT           COMMON    832154108     1,039      69,000 SH        SOLE                              69,000
------------------------------------------------------------------------------------------------------------------------------------
SONUS NETWRKS             COMMON    835916107       618      72,500 SH        SOLE                              72,500
------------------------------------------------------------------------------------------------------------------------------------
SRS LABS INC              COMMON    78464M106       488      50,000 SH        SOLE                              50,000
------------------------------------------------------------------------------------------------------------------------------------
STOCKERYALE               COMMON    86126T203       131     156,250 SH        SOLE                             156,250
------------------------------------------------------------------------------------------------------------------------------------
SUNRISE TEL               COMMON    86769Y105     5,836   1,835,300 SH        SOLE                           1,835,300
------------------------------------------------------------------------------------------------------------------------------------
SYMMETRICOM               COMMON    871543104       378      45,000 SH        SOLE                              45,000
------------------------------------------------------------------------------------------------------------------------------------
SYNCHRONOSS TECH          COMMON    87157B103       609      20,750 SH        SOLE                              20,750
------------------------------------------------------------------------------------------------------------------------------------
SYNTAX BRILLIAN           COMMON    87163L103       517     105,000 SH        SOLE                             105,000
------------------------------------------------------------------------------------------------------------------------------------

Page 4 of 4                                                             06/30/07

                                                     FORM 13F INFORMATION TABLE

                                      Name of Reporting Manager: Van Wagoner Capital Management, Inc.
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

TELECOMM SYS              COMMON    87929J103       204      40,250 SH        SOLE                              40,250
------------------------------------------------------------------------------------------------------------------------------------
TESSERA TECH              COMMON    88164L100       456      11,250 SH        SOLE                              11,250
------------------------------------------------------------------------------------------------------------------------------------
TRANSWITCH                COMMON    894065101       846     465,000 SH        SOLE                             465,000
------------------------------------------------------------------------------------------------------------------------------------
VARIAN SEMI               COMMON    922207105       561      14,000 SH        SOLE                              14,000
------------------------------------------------------------------------------------------------------------------------------------
VERAZ NETWRKS             COMMON    923359103       561      86,000 SH        SOLE                              86,000
------------------------------------------------------------------------------------------------------------------------------------
W J COMM                  COMMON    929284107       622     355,600 SH        SOLE                             355,600
------------------------------------------------------------------------------------------------------------------------------------
              TOTAL                              62,947
------------------------------------------------------------------------------------------------------------------------------------